Financial results (Tables)	12 Months Ended
Dec. 31, 2025
Financial Results
Schedule of detailed information about financial results composition

Financial results	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Finance income	27,522,243	38,102,053	39,402,492
Finance costs	(79,947,714)	(97,165,278)	(77,023,048)
Gains (losses) on exchange differences	1,473,550	(17,797,269)	(65,944,570)
Result as per adjustment units	(17,631,014)	(10,722,033)	(14,025,895)